Provisions - Summary of provisions by type (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions	€ 1,052	€ 995	€ 691
Reorganisation provisions
Disclosure of other provisions [line items]
Other provisions	418	421	381
Litigation provisions
Disclosure of other provisions [line items]
Other provisions	150	132	€ 105
Other provisions
Disclosure of other provisions [line items]
Other provisions	€ 484	€ 441